Offsets	Nov. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Immunovant, Inc.
Form or Filing Type	S-3
File Number	333-275419
Initial Filing Date	Nov. 09, 2023
Fee Offset Claimed	$ 13,050.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 150,000,000.00
Offset Note	The Registrant previously paid a filing fee of $22,140.00 in connection with the registration of $150,000,000 of shares of common stock, par value $0.0001 per share, for offer and sale from time to time in "at-the-market" offerings pursuant to a prospectus dated November 9, 2023 that formed a part of the Registrant's registration statement on Form S-3ASR (File No. 333-275419) filed with the Securities and Exchange Commission and automatically effective on November 9, 2023 (the "Prior Registration Statement"), all of which remain unsold (the "Unsold Securities"). Such filing fee was paid by means of an offset pursuant to Rule 457(p) under the Securities Act of filing fees previously paid by the Registrant in connection with its registration statement on Form S-3 (File No. 333-251865) filed on January 4, 2021. In connection with the filing of this registration statement and the application of Rule 457(p), the Unsold Securities are deemed deregistered and the related offering under the Prior Registration Statement terminated. Pursuant to Rule 457(p), $13,050.00 of the filing fee previously paid in connection with such $150,000,000 of Unsold Securities is hereby offset against the total filing fee of $13,050.00 due for this registration statement, resulting in no net fee due. Following such offset, $9,090.00 of the filing fee previously paid in connection with the Unsold Securities remains unused and available for application as a fee offset in the future in accordance with Rule 457(p).
Termination / Withdrawal Statement	In connection with the filing of this registration statement and the application of Rule 457(p), the Unsold Securities are deemed deregistered and the related offering under the Prior Registration Statement terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Immunovant, Inc.
Form or Filing Type	S-3
File Number	333-251865
Filing Date	Jan. 04, 2021
Fee Paid with Fee Offset Source	$ 13,050.00
Offset Note	See Offset Note 2